Provision for Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance as of January 1,	$ 146	$ 149	$ 125
Assumed in the acquisition of Freescale			121
Decreases from activities which are held for sale		(7)
Increases from tax positions taken during prior periods	22	1	1
Decreases from tax positions taken during prior periods		(3)	(111)
Increases from tax positions taken during current period	11	10	15
Decreases relating to settlements with the tax authorities	(2)	(4)	(2)
Balance as of December 31,	$ 177	$ 146	$ 149